LEASE LIABILITIES AND RIGHT OF USE ASSETS, NET	12 Months Ended
Dec. 31, 2024
LEASE LIABILITIES AND RIGHT OF USE ASSETS
LEASE LIABILITIES AND RIGHT OF USE ASSETS, NET
NOTE 6 - LEASE LIABILITIES AND RIGHT OF USE ASSETS, NET:

The Company has lease agreements that include leases of buildings and vehicles that are used for the purpose of carrying out the Company's ongoing activities.

The lease agreements of the buildings are for a period of up to five years. While the lease agreements of the vehicles are up to three years.

The Company leases the offices of its corporate headquarters located in Rehovot, Israel. The lease for this office expires in May 2028. The Company also leases an office in the UK in Farnborough. The office in the UK serves as a research and development and operations centers. The lease agreement for the office of Farnborough expires in October 2026. The Company also leases an office in Sofia Bulgaria, where it employs its antenna development team. The lease agreement for the office in Bulgaria included two agreements which will expire in August 2026. The Company also leases an office in Pennsylvania USA that serves as a research and development center. The lease agreement for the office in Pennsylvania expires in September 2025.

a.
Extension and cancellation options:

The Company has lease agreements that include extension options. These options give the Company flexibility in managing the lease transactions and adjustment to the Company's business needs. The Company exercises significant discretion in examining whether it is reasonably certain that the extension options will be exercised.

The Company included as part of the lease period the exercise of the extension options existing in the agreements, for assets in which the Company expects to exercise the option.

There are no extension options in vehicle lease agreements. The Company also has certain leases of office facilities with lease terms of 12 months or less. The Company applies the exemption to the recognition of 'short-term leases' to these leases.

b.	The following is a list of the carried values of the lease assets recognized and the transactions during the period:

	Buildings	Cars	Total
Cost
January 1, 2024	3,839	184	4,023
Value adjustment	48	4	52
December 31, 2024	3,887	188	4,075
Accumulated Depreciation
January 1, 2024	(1,718)	(70)	(1,788)
Additions	(545)	(63)	(608)
December 31, 2024	(2,263)	(133)	(2,396)

Net Book value December 31, 2024	1,624	55	1,679

	Buildings	Cars	Total
Cost
January 1, 2023	4,918	155	5,073
Additions	662	103	765
Disposals- Sale of SSS	(1,741)	(74)	(1,815)
December 31, 2023	3,839	184	4,023
Accumulated Depreciation
January 1, 2023	(2,256)	(23)	(2,279)
Additions	(916)	(83)	(999)
Disposals- Sale of SSS	1,454	36	1,490
December 31, 2023	(1,718)	(70)	(1,788)

Net Book value December 31, 2023	2,121	114	2,235

c.	Details regarding lease transactions:

	For the year ended
	December 31, 2024	December 31, 2023
Interest expenses in respect of lease liabilities	282	337
Lease principal payments during the year	597	927